Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The table below provides investors with standardized data on executive compensation in a format prescribed by the SEC and that is intended to be easier to link to company performance than the amounts already disclosed in the applicable summary compensation table (“
SCT
”) and CD&A. “Executive compensation actually paid” (“
CAP
”) is based on the SCT total compensation figure, but adjusted to reflect the change in actual value of outstanding equity awards (e.g., stock options and restricted equity units).

2024 Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Core PPNR (Company- Selected Measure) ($ in millions)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)

2024	$6,630,354	$11,343,982	$2,104,035	$3,204,278	$180.20	$144.74	$441.2	$622.3

2023	$4,787,774	$4,275,242	$1,334,755	$1,234,301	$131.21	$104.72	$350.0	$526.4

2022	$5,428,579	$3,837,418	$1,626,806	$1,260,086	$128.34	$94.38	$431.7	$510.3

2021	$4,975,063	$10,809,136	$1,408,473	$2,322,534	$160.35	$116.82	$353.0	$438.1

2020	$4,655,997	$6,346,146	$1,401,075	$1,581,586	$102.75	$86.25	$286.5	$350.8

(1)
In all the years in question, Mr. Kemper served as CEO. During 2024 and 2023 our other NEOs consisted of Messrs. Shankar, Rine and Terry and Ms. Johnson. During 2022, our other NEOs consisted of Messrs. Shankar, Rine and Mr. Nikki Newton and Ms. Johnson. During 2021 and 2020, our other NEOs consisted of Messrs. Shankar, Rine and Mr. James Cornelius and Ms. Johnson.

(2)	To calculate CAP, the following amounts were deducted from and added to the amount in the total compensation column of the SCT for the applicable fiscal year:
PEO SCT Total CAP Reconciliation:

Year	SCT Total	Deductions From SCT Total i	Additions To SCT Total ii	CAP

2024	$6,630,354	$2,873,277	$7,586,905	$11,343,982

2023	$4,787,774	$2,599,827	$2,087,295	$4,275,242

2022	$5,428,579	$2,499,964	$908,803	$3,837,418

2021	$4,975,063	$1,999,885	$7,833,958	$10,809,136

2020	$4,655,997	$1,999,970	$3,690,119	$6,346,146
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	SCT Total	Deductions From SCT Total i	Additions To SCT Total ii	CAP

2024	$2,104,035	$640,599	$1,740,842	$3,204,278

2023	$1,334,755	$503,970	$403,516	$1,234,301

2022	$1,626,806	$607,439	$240,719	$1,260,086

2021	$1,408,473	$363,992	$1,278,053	$2,322,534

2020	$1,401,075	$451,777	$632,288	$1,581,586

i.	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table.

ii.
Reflects the
value
of equity calculated in accordance with SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2024 is further detailed in the table below.

PEO Equity Component of CAP for FY 2024

Equity Type	Fair Value of Current Year Unvested Equity Awards at 12/31/2024	Change in Value Of Prior Years’ Awards Unvested at 12/31/2024	Change in Value Of Prior Years’ Awards That Vested in FY 2024		Equity Value Included in CAP

PSUs	$4,438,691	$ 1,192,228		$(2,445)	$5,628,474

RSUs	$1,519,998	$462,678		$(24,246)	$1,958,431

Total	$5,958,690	$1,654,906		$(26,691)	$7,586,905

Non-PEO
NEOs Equity Component CAP for FY 2024

Equity Type	Fair Value of Current Year Unvested Equity Awards at 12/31/2024	Change in Value Of Prior Years’ Awards Unvested at 12/31/2024	Change in Value Of Prior Years’ Awards That Vested in FY 2024	Equity Value Included in CAP

PSUs	$1,033,985	$ 259,691	$(423)	$1,293,253

RSUs	$ 354,098	$ 91,940	$1,551	$ 447,590

Total	$1,388,083	$351,632	$1,127	$1,740,842

(3)	Reflects the total shareholder return of the S&P U.S. BMI Banks Index.
As illustrated by the tables above, the fluctuations in the Company’s stock price significantly impacts the CAP. While the Company’s stock price should increase or decrease in tandem with the Company’s performance, that is not always the case. Many factors can impact the Company’s stock price which may not be directly, indirectly or related at all to the Company’s performance including, and without limitation, trading volume in the Company’s common stock, the individual decisions of investors, geopolitical considerations, general economic and market conditions, and the impact of banking, antitrust or corporate laws, over which neither the Company nor any of the NEOs have control.

Company Selected Measure Name	Core PPNR
Named Executive Officers, Footnote	During 2024 and 2023 our other NEOs consisted of Messrs. Shankar, Rine and Terry and Ms. Johnson. During 2022, our other NEOs consisted of Messrs. Shankar, Rine and Mr. Nikki Newton and Ms. Johnson. During 2021 and 2020, our other NEOs consisted of Messrs. Shankar, Rine and Mr. James Cornelius and Ms. Johnson.
PEO Total Compensation Amount	$ 6,630,354	$ 4,787,774	$ 5,428,579	$ 4,975,063	$ 4,655,997
PEO Actually Paid Compensation Amount	$ 11,343,982	4,275,242	3,837,418	10,809,136	6,346,146
Adjustment To PEO Compensation, Footnote
(2)	To calculate CAP, the following amounts were deducted from and added to the amount in the total compensation column of the SCT for the applicable fiscal year:
PEO SCT Total CAP Reconciliation:

Year	SCT Total	Deductions From SCT Total i	Additions To SCT Total ii	CAP

2024	$6,630,354	$2,873,277	$7,586,905	$11,343,982

2023	$4,787,774	$2,599,827	$2,087,295	$4,275,242

2022	$5,428,579	$2,499,964	$908,803	$3,837,418

2021	$4,975,063	$1,999,885	$7,833,958	$10,809,136

2020	$4,655,997	$1,999,970	$3,690,119	$6,346,146
i.	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table.
ii.
Reflects the
value
of equity calculated in accordance with SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2024 is further detailed in the table below.

PEO Equity Component of CAP for FY 2024

Equity Type	Fair Value of Current Year Unvested Equity Awards at 12/31/2024	Change in Value Of Prior Years’ Awards Unvested at 12/31/2024	Change in Value Of Prior Years’ Awards That Vested in FY 2024		Equity Value Included in CAP

PSUs	$4,438,691	$ 1,192,228		$(2,445)	$5,628,474

RSUs	$1,519,998	$462,678		$(24,246)	$1,958,431

Total	$5,958,690	$1,654,906		$(26,691)	$7,586,905

Non-PEO NEO Average Total Compensation Amount	$ 2,104,035	1,334,755	1,626,806	1,408,473	1,401,075
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,204,278	1,234,301	1,260,086	2,322,534	1,581,586
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	SCT Total	Deductions From SCT Total i	Additions To SCT Total ii	CAP

2024	$2,104,035	$640,599	$1,740,842	$3,204,278

2023	$1,334,755	$503,970	$403,516	$1,234,301

2022	$1,626,806	$607,439	$240,719	$1,260,086

2021	$1,408,473	$363,992	$1,278,053	$2,322,534

2020	$1,401,075	$451,777	$632,288	$1,581,586

i.	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table.
ii.
Reflects the
value
of equity calculated in accordance with SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2024 is further detailed in the table below.

Non-PEO
NEOs Equity Component CAP for FY 2024

Equity Type	Fair Value of Current Year Unvested Equity Awards at 12/31/2024	Change in Value Of Prior Years’ Awards Unvested at 12/31/2024	Change in Value Of Prior Years’ Awards That Vested in FY 2024	Equity Value Included in CAP

PSUs	$1,033,985	$ 259,691	$(423)	$1,293,253

RSUs	$ 354,098	$ 91,940	$1,551	$ 447,590

Total	$1,388,083	$351,632	$1,127	$1,740,842

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular Disclosure of the Company’s Important Financial Measures
The following four financial performance measures represent, in the Company’s opinion, the most important financial performance measures used by the Company to link each NEO’s compensation to the Company’s performance. Each of the listed financial measures (collectively, the “
Financial Measures
”) is either used to determine the value of the STIP pool for short-term incentive compensation or the amount of long-term compensation under the LTIP. More information regarding the four performance measures, adjustments the Committee may make to the Company’s reported GAAP earnings per share, the actual mix of all four measures for each participant, the purposes of our compensation programs, the portion of compensation “at risk” for each of the NEOs and other related information can be found in the CD&A contained earlier in this Proxy Statement.

Core Pre-Provision Net Revenue (“Core PPNR”)—a Short-Term Incentive Compensation Plan Financial Measure	Net Charge-Offs Divided by Average Loans (“NCOs”)—a Short-Term Incentive Compensation Plan Financial Measure
Earnings per Share (“EPS”)—a Long-Term Incentive Program Financial Measure	Average Return on Tangible Common Equity (“ROTCE”) over the Three-Year Performance Period—a Long-Term Incentive Program Financial Measure
The Company believes that Core PPNR is the most important financial performance measure tied to executive compensation. Core PPNR is used to determine 80% of the funding pool for the annual STIP and most appropriately reflects the Company’s overall performance over the short-term.

Total Shareholder Return Amount	$ 180.2	131.21	128.34	160.35	102.75
Peer Group Total Shareholder Return Amount	144.74	104.72	94.38	116.82	86.25
Net Income (Loss)	$ 441,200,000	$ 350,000,000	$ 431,700,000	$ 353,000,000	$ 286,500,000
Company Selected Measure Amount	622,300,000	526,400,000	510,300,000	438,100,000	350,800,000
PEO Name	Mr. Kemper
Measure:: 1
Pay vs Performance Disclosure
Name	Core Pre-Provision Net Revenue (“Core PPNR”)
Measure:: 2
Pay vs Performance Disclosure
Name	Net Charge-Offs Divided by Average Loans (“NCOs”)
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per Share (“EPS”)
Measure:: 4
Pay vs Performance Disclosure
Name	Average Return on Tangible Common Equity (“ROTCE”)
PEO | Deductions From SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,873,277)	$ (2,599,827)	$ (2,499,964)	$ (1,999,885)	$ (1,999,970)
PEO | Additions To SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,586,905	2,087,295	908,803	7,833,958	3,690,119
PEO | Fair Value Of Current Year Unvested Equity Award PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	4,438,691
PEO | Fair Value Of Current Year Unvested Equity Award RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	1,519,998
PEO | Fair Value Of Current Year Unvested Equity Award [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	5,958,690
PEO | Change In Value Of Prior Years Awards Unvested PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	1,192,228
PEO | Change In Value Of Prior Years Awards Unvested RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	462,678
PEO | Change In Value Of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	1,654,906
PEO | Change In Value Of Prior Years Awards That Vested PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	(2,445)
PEO | Change In Value Of Prior Years Awards That Vested RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	(24,246)
PEO | Change In Value Of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	(26,691)
PEO | Equity Value Included In CAP PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	5,628,474
PEO | Equity Value Included In CAP RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	1,958,431
PEO | Equity Value Included In CAP [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	7,586,905
Non-PEO NEO | Deductions From SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(640,599)	(503,970)	(607,439)	(363,992)	(451,777)
Non-PEO NEO | Additions To SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,740,842	$ 403,516	$ 240,719	$ 1,278,053	$ 632,288
Non-PEO NEO | Fair Value Of Current Year Unvested Equity Award PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	1,033,985
Non-PEO NEO | Fair Value Of Current Year Unvested Equity Award RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	354,098
Non-PEO NEO | Fair Value Of Current Year Unvested Equity Award [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	1,388,083
Non-PEO NEO | Change In Value Of Prior Years Awards Unvested PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	259,691
Non-PEO NEO | Change In Value Of Prior Years Awards Unvested RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	91,940
Non-PEO NEO | Change In Value Of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	351,632
Non-PEO NEO | Change In Value Of Prior Years Awards That Vested PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	(423)
Non-PEO NEO | Change In Value Of Prior Years Awards That Vested RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	1,551
Non-PEO NEO | Change In Value Of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	1,127
Non-PEO NEO | Equity Value Included In CAP PSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	1,293,253
Non-PEO NEO | Equity Value Included In CAP RSUs [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	447,590
Non-PEO NEO | Equity Value Included In CAP [Member]
Pay vs Performance Disclosure
Equity Awards (from Summary Compensation Table)	$ 1,740,842